PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepayments to suppliers	12,820	27,786	4,041
Prepaid rental expense	11,924	14,701	2,138
Staff advances	1,762	2,306	335
Deposits	10,411	12,679	1,844
Prepaid taxes and surcharges	1,528	3,930	572
Current portion of costs to obtain contracts with customers	—	551	80
Other receivables	2,126	9,584	1,395

	40,571	71,537	10,405